16 Cash and cash equivalents and cash flow supporting notes (Tables)	12 Months Ended
Dec. 31, 2019
Cash And Cash Equivalents And Cash Flow Supporting Notes
Schedule of cash and cash equivalents	Cash and cash equivalents for purposes of the consolidated statement of cash flows comprises:
	2019 £’000	2018 £’000	2017 £’000
Cash at bank available on demand	10,928	2,343	13,20

Schedule of cash inflows from an equity financing transaction

During 2019 and 2017, cash inflows arose from equity financing transactions, included within financing activities on the face of the cash flow statement. As part of the equity transaction in October 2019 warrants to the value of £1.1m were issued as disclosed in note 21.

	2019 £’000	2018 £’000	2017 £’000
Gross proceeds	15,767	–	6,157
Transaction costs	(1,659)	–	(429)
	14,108	–	5,728

Schedule of changes in bank loan liabilities

The following changes in loans and borrowings arose as a result of financing activities during the year:

	Non-current liabilities £’000	Current liabilities £’000	Total £’000
At 1 January 2019	884	368	1,252
Cash flows	5,575	(1,027)	4,548
Non-cashflows:
Foreign Exchange	(42)	(29)	(71)
Fair value changes	(1,139)	–	(1,139)
Adoption of IFRS16 leases	163	383	546
Effect of modification to lease term – IFRS 16	–	(82)	(82)
New leases	805	95	900
Loans and borrowings classified as non-current 31 December 2018 becoming current in 2019	(685)	685	–
Transfer to grant income	–	(14)	(14)
Interest accruing in period	108	34	142
At 31 December 2019	5,670	412	6,082

	Non-current liabilities, bank loans £’000	Current liabilities, bank loans £’000	Total £’000
At 1 January 2018	6,185	361	6,546
Cash flows	(5,580)	(305)	(5,885)
Non- cashflows:
Foreign Exchange	296	4	300
New leases	168	76	244
Loans and borrowings classified as non-current 31 December 2018 becoming current in 2019	(232)	232	–
Interest accruing in period	47	–	47
At 31 December 2018	884	368	1,252